Employee Benefits (Other Pretax Changes In Plan Assets And Benefit Obligations Recognized In Other Comprehensive (Income) Loss) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Prior service cost	$ (485)	$ (336)
Reversal of amortization items, Prior service cost	(72)	(109)
Total recognized in other comprehensive (income) loss (pretax)	(557)	(445)
Health Care And Life [Member]
Defined Benefit Plan Disclosure [Line Items]
Prior service cost		(2,859)
Reversal of amortization items, Prior service cost	57	(375)
Total recognized in other comprehensive (income) loss (pretax)	$ 57	$ (3,234)